Premises and equipment-Summary of Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,373,076	¥ 3,275,098
Less: Accumulated depreciation and amortization	1,658,590	1,621,210
Premises and equipment—net	1,714,485	1,653,888
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	577,026	577,755
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	684,476	703,655
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	393,379	378,015
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	217,762	204,835
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	47,787	44,393
Software
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,452,645	¥ 1,366,445